ANNUITY INVESTORS(SERVICEMARK) VARIABLE ACCOUNT A
                                       of
         ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERD TRADEMARK)

                    Supplement to August 16, 1996 Prospectus
                                      for
                           The Commodore(SERVICEMARK)
                         Individual Variable Annuities
                       Date of Supplement: March 11, 1997

Where required by state law, after the tenth Contract Anniversary, the Contingent Deferred Sale Charge ("CDSC") will be waived on partial or full surrenders from the Fixed Account to the extent it exceeds 1% of Purchase Payments.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


For Use with Form #A800(NQ 96)-3 or A800(Q96)-3